The SMT Fund
Schedule of Investments
        November 30, 2002


                                                                                     Shares              Value
Money Market Securities - 100.05%
First American Treasury Obligation Fund, Class A .69%, (Cost $1,422,086) (a)         1,422,086             1,422,086
                                                                                                   ------------------

TOTAL INVESTMENTS (Cost $1,422,086) - 100.05%                                                          $   1,422,086
                                                                                                   ------------------

Other assets less liabilities - (0.05)%                                                                         (695)
                                                                                                   ------------------

TOTAL NET ASSETS - 100.0%                                                                              $   1,421,391
                                                                                                   ==================

(a) Variable rate security; the coupon rate shown represents the rate at November 30, 2002.

The SMT Fund
Statement of Assets and Liabilities
November 30, 2002 (Unaudited)


Assets
Investments in securities, at value (cost $1,422,086)                          $ 1,422,086
Interest receivable                                                                    904
Prepaid expenses                                                                     1,666
     Total assets                                                                1,424,656
                                                                           ----------------

Liabilities
Accrued advisory fees                                                                3,092
Other payables and accrued expenses                                                    173
                                                                           ----------------
     Total liabilities                                                               3,265
                                                                           ----------------

Net Assets                                                                     $ 1,421,391
                                                                           ================

Net Assets consist of:
Paid in capital                                                                  7,368,120
Accumulated net investment income (loss)                                           (39,816)
Accumulated net realized gain (loss) on investments                             (5,906,913)
                                                                           ----------------

Net Assets, for 542,096 shares                                                 $ 1,421,391
                                                                           ================

Net Asset Value

Offering price and redemption price per share ($1,421,391 / 542,096)                $ 2.62
                                                                           ================

The SMT Fund
Statement of Operations
Six months ended November 30, 2002 (Unaudited)


Investment Income
Interest income                                                                  $ 1,154
                                                                           --------------
  Total Income                                                                     1,154
                                                                           --------------

Expenses
Investment advisor fee                                                            40,580
Trustee expenses                                                                     890
Organizational expenses                                                            6,972
                                                                           --------------
  Total Expenses                                                                  48,442
Reimbursed expenses                                                               (7,472)
                                                                           --------------
                                                                           --------------
Total operating expenses                                                          40,970
                                                                           --------------
                                                                           --------------
Net Investment Income (Loss)                                                     (39,816)
                                                                           --------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                               (397,041)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                      143,899
                                                                           --------------
                                                                           --------------
Net realized and unrealized gain (loss) on investment securities                (253,142)
                                                                           --------------
                                                                           --------------
Net increase (decrease) in net assets resulting from operations               $ (292,958)
                                                                           ==============


The SMT Fund
Statement of Changes In Net Assets

                                                                        Six months ended
                                                                          Nov. 30, 2002         Year ended
Increase (Decrease) in Net Assets                                          (Unaudited)         May 31, 2002
                                                                       --------------------   ---------------
Operations
  Net investment income (loss)                                                   $ (39,816)         (107,872)
  Net realized gain (loss) on investment securities                               (397,041)         (580,243)
  Change in net unrealized appreciation (depreciation)                             143,899          (129,563)
                                                                       --------------------
                                                                       --------------------   ---------------
  Net increase (decrease) in net assets resulting from operations                 (292,958)         (817,678)
                                                                       --------------------   ---------------
Distributions
  From net investment income                                                             -
  From net realized gain                                                                 -                 -
                                                                       --------------------
                                                                       --------------------   ---------------
  Total distributions                                                                    -                 -
                                                                       --------------------   ---------------
Capital Share Transactions
  Proceeds from shares sold                                                            606            56,141
  Reinvestment of distributions                                                          -                 -
  Amount paid for shares repurchased                                              (356,936)         (862,688)
                                                                       --------------------   ---------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                      (356,330)         (806,547)
                                                                       --------------------
                                                                       --------------------   ---------------
Total Increase (Decrease) in Net Assets                                           (649,288)       (1,624,225)
                                                                       --------------------   ---------------

Net Assets
  Beginning of period                                                            2,070,679         3,694,904
                                                                       --------------------   ---------------
  End of period [including accumulated net
    investment income (loss) of  $(39,816) and $0, respectively]               $ 1,421,391         2,070,679
                                                                       ====================   ===============

Capital Share Transactions
  Shares sold                                                                          229            16,310
  Shares issued in reinvestment of distributions                                         -                 -
  Shares repurchased                                                              (139,335)         (246,624)
                                                                       --------------------   ---------------

  Net increase (decrease) from capital transactions                               (139,106)         (230,314)
                                                                       ====================   ===============

The SMT Fund
Financial Highlights

                                Six months ended
                                             Nov. 30, 2002 (c) Year ended Year
                                              ended Year ended Year ended
                                              (Unaudited) May 31, 2002 May 31,
                                              2001 May 31, 2000 May 31, 1999 (d)
                                             -----------------   ------------  ----------------  ----------------   ----------------

Selected Per Share Data
Net asset value, beginning of period              $ 3.04             $ 4.05       $ 5.80           $ 12.25               $ 10.00
                                             -----------------   ------------  ----------------  ----------------   ----------------
Income from investment operations
  Net investment income (loss)                     (0.06)             (0.14)       (0.12)            (0.21)                (0.22)
  Net realized and unrealized gain (loss)          (0.36)             (0.87)       (1.63)            (0.08)                 3.44
                                             -----------------   ------------  ----------------  ----------------   ----------------
Total from investment operations                   (0.42)             (1.01)       (1.75)            (0.29)                 3.22
                                             -----------------   ------------  ----------------  ----------------   ----------------
Less Distributions to shareholders:
  From net investment income                        0.00               0.00         0.00              0.00                  0.00
  From net realized gain                            0.00               0.00         0.00             (6.16)                (0.97)

                                             -----------------   ------------  ----------------  ----------------   ----------------
Total distributions                                 0.00               0.00         0.00             (6.16)                (0.97)
                                             -----------------   ------------  ----------------  ----------------   ----------------

Net asset value, end of period                    $ 2.62             $ 3.04       $ 4.05            $ 5.80               $ 12.25
                                             =================   ============  ================  ================   ================

Total Return                                      (13.82)(b)         (24.94)%     (30.17)%           (7.34)%              33.14% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                  $ 1,421             $2,071       $3,695            $9,234               $16,530
Ratio of expenses to average net assets            4.99% (a)          4.99%        4.99%             4.99%                 4.99%
Ratio of net investment income to
   average net assets                             (4.85)(a)          (3.95)%      (2.24)%           (2.30)%               (1.94)%
Portfolio turnover rate                         1,519.19%          8,576.01%     7,338.15%        23,116.67%            10,710.86%

(a)  Annualized.
(b) For periods of less than a full year, total return is not annualized. (c) For the period June 1, 2002 to November 30, 2002. (d) For the period June 5, 1998 (Commencement of Operations) through May 31, 1999.

                        The SMT Fund
                Notes to Financial Statements
                     November 30, 2002
                        (Unaudited)

NOTE 1. ORGANIZATION

     The SMT Fund (the "Fund") was organized as a series of Securities Management & Timing Funds, an Ohio business trust (the "Trust") on February 20, 1998 and commenced operations on June 5, 1998. The Agreement and Declaration of Trust of the Trust permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end investment company and a diversified series of the Trust. The SMT Fund's investment objective is to provide a higher total return over the long term than the total return of the United States equity markets. Prior to July 20, 1999, the investment objective was to provide long-term capital appreciation. The Fund seeks to achieve its objective by following a market timing strategy, which is based on a proprietary investment model developed by Securities Management & Timing, Inc. (the "Adviser"). The Fund attempts to be "in the market" (invested in a broad range of common stocks or stock index products) when the market is rising and "out of the market" (invested in money market instruments) when the market is declining.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

     Security Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Dividends and Distributions to Shareholders - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its short term capital gains at least once a year. However, to the extent that net realized gains of the Fund could be reduced by any capital loss carry-overs, such gains will not be distributed.

     Federal Income Taxes - It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulate investment companies and to distribute all of its taxable income to its shareholders.

     Expenses - Organizational costs represent costs incurred in connection with the organization and the initial public offering of the Fund. Organizational costs are deferred and will be amortized on a straight-line basis over five years. In the event that the original shareholder (or any subsequent transferee) redeems any of its original capital (seed capital) prior to these organizational costs being fully amortized, the redemption proceeds will be reduced by a pro-rata portion of any then unamortized organizational costs. For the six months ended November 30, 2002, the amount of organization expense that was expensed was $6,972. At November 30, 2002, the unamortized balance was $1,666.

     Estimates - Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                         The SMT Fund
                Notes to Financial Statements
                       November 30, 2002
                         (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES -continued

     Securities Transactions and Related Income - Securities transactions are recorded on a trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

     Other - Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Securities Management & Timing, Inc., (the "Adviser") to manage the Fund's investments. As compensation for its management services, the Fund is authorized to pay the Adviser a fee equal to an annual average rate of 4.95% of its average daily net assets of the Fund, minus the amount by which the Fund's total expenses (including organizational expenses, but excluding brokerage fees and commissions, taxes, interest and extraordinary expenses) exceeds 4.99%. The Adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. For the six months ended November 30, 2002, the Adviser earned fees of $40,580 from the Fund. Craig
M. Pauly is the President of the Adviser, and an officer, shareholder and Trustee of the Fund.

NOTE 4. INVESTMENTS

     For the six months ended November 30, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $18,824,872 and $20,674,546, respectively. As of November 30, 2002, there was unrealized appreciation of $143,899. The total cost of securities for federal income tax purposes on November 30, 2002 was $0.

NOTE 5.  SUBSEQUENT EVENT

Liquidation of the Fund

     At a Board Meeting held on December 12, 2002, the Adviser informed the Trustees that, due to the small size of the Fund, the Adviser had determined to discontinue managing the Fund. The Board of Trustees discussed the alternatives available to the Fund and concluded that it was in the best interests of shareholders to cease operations of the Fund. In making this decision, the Board of Trustees determined that failure to redeem all shares of the Fund may have material adverse consequences to the Fund's shareholders. The Board decided to redeem all outstanding shares of the Fund and cease operations of the Fund effective December 30, 2002.